Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

22.        Subsequent Events

a) On March 1, 2014, Shanghai Miyuan, Beijing Miyuan, Shanghai HQS, Beijing HQS, Xique and their respective shareholders and Jiayuan Shanghai Center, entered into assignment agreements whereby Shanghai Miyuan transferred its obligations and rights under the contractual arrangements with Shanghai HQS, Beijing HQS, Xique and their respective shareholders and Jiayuan Shanghai Center to Beijing Miyuan. In addition, Beijing Miyuan entered into contractual agreements with Shanghai HQS, Beijing HQS, Xique and their respective legal shareholders, and Jiayuan Shanghai Center on March 1, 2014. The assignment agreements and contractual agreements were accounted for as reorganizations of businesses under common control in a manner similar to a pooling of interests. Accordingly, the Group will continue to include the financial statements of Shanghai HQS, Beijing HQS, Xique and Jiayuan Shanghai Center in its consolidated financial statements after the transfer.

b) On March 6, 2014, the Company declared an annual dividend in the amount of US$0.24 per ADS, payable to record holders of the Company’s ADSs at the close of business on March 26, 2014. The aggregate amount of this cash dividend is approximately US$7,326 and was paid on April 9, 2014.

c) During the period from January 2, 2014 to April 25, 2014, the Company repurchased approximately 73,200 ADSs with total consideration of approximately US$436 from the open market. The ordinary shares representing the repurchased ADS are recorded as treasury shares at purchase cost at the time of repurchase.